UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

GREAT-WEST FUNDS, INC.

(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111

(Address of principal executive offices)

M.T.G. Graye

President and Chief Executive Officer

Great-West Life & Annuity Insurance Company

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 831-7129

Date of fiscal year end: December 31

Date of reporting period: December 31, 2012

ITEM 1.	REPORTS TO STOCKHOLDERS

GREAT-WEST FUNDS, INC.

Great-West Invesco Small Cap Value Fund (Initial Class)

Annual Report

December 31, 2012

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Management Discussion

US small cap equity markets enjoyed significant gains in 2012. The 18.05% return for the Russell 2000® Value Index marks the third year in four of solid double-digit gains, and a 3.5% spread over the Russell 2000® Growth Index. Not only has the Russell 2000® Value completely recovered from the 2009 lows, but it is also beginning to set new all-time highs, and may have provided a meaningful contribution to investors’ overall financial goals. In 2012, greater clarification of support by euro-zone leaders for struggling member countries, an accommodative Federal Reserve, resilient GDP growth, stubbornly-slow-but-improving employment figures, and a surprisingly strong housing market all supported the equity gains.

As portfolio managers we seek companies that are 1) attractively valued, 2) exhibiting strong and improving fundamentals, 3) supported by attractive price trends, and 4) run by shareholder-friendly management. We employ a quantitative stock selection Model designed to capture these four investment concepts which we call Relative Value, Earnings Momentum, Price Trend, and Management Action, respectively. After slight weakness in the first quarter, our small cap Stock Selection Model produced attractive results for the remainder of 2012. Relative Value was the most consistent contributor, aiding results in all four quarters. Management Action provided the strongest returns in periods of heightened investor anxiety, such as the second and fourth quarters, when the eurozone debt crisis and US “fiscal cliff,” respectively, were heavy on people’s minds. The momentum concepts delivered their best results in the middle part of 2012, but showed weakness at the very beginning and end of the year. Altogether, the Model’s results in 2012 showed the benefits of our balanced, complementary stock selection approach.

For the full year, the Great-West Invesco Small Cap Value Fund’s (Initial Class shares) attractive excess returns of 18.58% reflect the overall positive contributions of the Model. 2012 marks the fifth year in a row of benchmark-leading returns. Stock selection was broad based and well rewarded in 2012, with contributions across most sectors. For the year, the biggest contribution from stock selection was in energy and consumer cyclicals, while weaker results in health care acted as a slight offset. The Fund’s residual exposure to certain style factors also benefitted relative returns, though to a lesser extent.

We are hopeful that the US economy will continue to grow, supported by a recovery in the housing market and improvements in employment. In an environment of stable and positive expectations for growth, investors typically have the confidence to be more forward-thinking. This may prove beneficial for our investment approach, which favors fundamentally sound, long-term drivers of stock return.

The views and opinions in this report were current as of December 31, 2012 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000

This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Year	Fund	Russell 2000 Value Index
	10,000.00	10,000.00
2008*	7,116.00	7,201.00
2009	8,601.11	8,682.97
2010	11,333.02	10,810.29
2011	10,650.77	10,215.73
2012	12,629.68	12,059.66

*For the period from May 15, 2008 through December 31, 2008.

Average Annual Total Returns for the Periods Ended December 31, 2012

	One Year	Since Inception (5/15/08)
Initial Class	18.58%	5.13%

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Summary of Investments by Sector as of December 31, 2012

Sector	% of Fund Investments
Basic Materials	4.29%
Communications	4.00%
Consumer, Cyclical	7.10%
Consumer, Non-cyclical	12.12%
Diversified	0.58%
Energy	5.54%
Financial	30.54%
Industrial	12.27%
Short Term Investments	12.92%
Technology	6.10%
Utilities	4.54%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 30, 2012 to December 31, 2012).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (06/30/12)	Ending Account Value (12/31/12)	Expenses Paid During Period* (06/30/12 – 12/31/12)
Actual	$1,000.00	$1,092.50	$7.43

Hypothetical (5% return before expenses)	$1,000.00	$1,018.17	$7.16

*Expenses are equal to the Fund’s annualized expense ratio of 1.40% for the Initial Class shares, multiplied by the average account value over the period, multiplied by 185/366 days to reflect the one-half year period.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.

GREAT-WEST INVESCO SMALL CAP VALUE FUND

Schedule of Investments

As of December 31, 2012

Shares				Value

COMMON STOCK
Basic Materials — 4.88%
	8,300	Chemtura Corp (a)	$	176,458
	24,000	Coeur d’Alene Mines Corp (a)		590,400
	25,400	Commercial Metals Co		377,444
	16,900	Georgia Gulf Corp		697,632
	26,700	Golden Star Resources Ltd (a)		49,128
	3,600	Material Sciences Corp (a)		32,508
	17,100	Minerals Technologies Inc		682,632
	15,600	PH Glatfelter Co		272,688
	20,000	Resolute Forest Products (a)(b)		264,800

				3,143,690

Communications — 4.56%
	12,400	AOL Inc		367,164
	2,100	Arris Group Inc (a)		31,374
	24,000	Aviat Networks Inc (a)		78,960
	13,100	Aware Inc (b)		71,788
	29,800	Comtech Telecommunications Corp		756,324
	4,200	Fairpoint Communications Inc (a)(b)		33,348
	4,800	Global Sources Ltd (a)		31,104
	10,200	IAC/InterActiveCorp		482,460
	33,100	IDT Corp Class B		315,774
	1,800	Nexstar Broadcasting Group Inc Class A (a)		19,062
	700	Saga Communications Inc Class A		32,550
	11,800	Scholastic Corp		348,808
	7,700	Sohu.com Inc (a)		364,518

				2,933,234

Consumer, Cyclical — 8.09%
	5,100	Arctic Cat Inc (a)		170,289
	2,600	Beacon Roofing Supply Inc (a)		86,528
	7,100	Boyd Gaming Corp (a)(b)		47,144
	33,500	Brown Shoe Co Inc		615,395
	26,300	Build-A-Bear Workshop Inc (a)		100,466
	11,600	China Automotive Systems Inc (a)		55,564
	1,700	Cracker Barrel Old Country Store Inc		109,242
	5,400	Dillard’s Inc Class A		452,358
	2,400	Hooker Furniture Corp		34,872
	69,300	Hot Topic Inc		668,745
	24,700	Lakes Entertainment Inc (a)		74,100
	9,600	LeapFrog Enterprises Inc (a)		82,848
	6,100	Lumber Liquidators Holdings Inc (a)(b)		322,263
	7,800	Marriott Vacations Worldwide Corp (a)		325,026
	13,400	Multimedia Games Holding Co Inc (a)		197,114
	700	Nathan’s Famous Inc (a)		23,590
	32,700	Office Depot Inc (a)		107,256
	32,900	PetMed Express Inc (b)		365,190
	8,400	Red Robin Gourmet Burgers Inc (a)		296,436
	38,800	Skechers U.S.A. Inc Class A (a)		717,800
	24,500	US Airways Group Inc (a)		330,750

Shares				Value

Consumer, Cyclical — (continued)
	400	Visteon Corp (a)	$	21,528

				5,204,504

Consumer, Non-cyclical — 13.81%
	6,400	Amsurg Corp (a)		192,064
	2,900	Ascent Capital Group Inc Class A (a)		179,626
	16,600	Barrett Business Services Inc		632,294
	24,900	Booz Allen Hamilton Holding Corp (b)		346,608
	11,900	Cal-Maine Foods Inc		478,618
	3,100	Capella Education Co (a)		87,513
	41,400	CardioNet Inc (a)		94,392
	55,000	Convergys Corp		902,550
	16,800	CoreLogic Inc (a)		452,256
	3,500	Corporate Executive Board Co		166,110
	7,100	CSS Industries Inc		155,419
	29,200	Cumberland Pharmaceuticals Inc (a)		122,640
	16,800	Cynosure Inc Class A (a)		405,048
	15,700	Dean Foods Co (a)		259,207
	21,300	Endocyte Inc (a)(b)		191,274
	12,700	Feihe International Inc (a)(b)		83,820
	20,000	Isis Pharmaceuticals Inc (a)(b)		209,200
	8,000	John B Sanfilippo & Son Inc		145,440
	14,800	Lender Processing Services Inc		364,376
	50,100	Maxygen Inc		123,246
	16,700	Momenta Pharmaceuticals Inc (a)		196,726
	11,600	Myrexis Inc (a)		32,828
	1,200	Myriad Genetics Inc (a)		32,700
	37,300	PHH Corp (a)(b)		848,575
	6,200	QC Holdings Inc		20,088
	2,600	Quad/Graphics Inc (b)		53,014
	18,700	Resources Connection Inc		223,278
	88,600	RTI Biologics Inc (a)		378,322
	38,100	Santarus Inc (a)		418,338
	37,000	Select Medical Holdings Corp		348,910
	3,200	SurModics Inc (a)		71,552
	14,100	Targacept Inc (a)		61,758
	9,300	Tree.com Inc		167,679
	8,900	Universal Corp		444,199

				8,889,668

Diversified — 0.66%
	55,700	Harbinger Group Inc (a)		428,333

Energy — 6.32%
	16,000	CVR Energy Inc (a)		780,640
	14,200	Delek US Holdings Inc		359,544
	27,300	Exterran Holdings Inc (a)		598,416
	51,800	Helix Energy Solutions Group Inc (a)		1,069,152
	14,800	Hercules Offshore Inc (a)		91,464
	15,000	REX American Resources Corp (a)		289,350
	6,900	TGC Industries Inc		56,511
	43,000	Vaalco Energy Inc (a)		371,950
	15,800	W&T Offshore Inc (b)		253,274

 See Notes to Financial Statements.

 Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST INVESCO SMALL CAP VALUE FUND

Schedule of Investments

As of December 31, 2012

Shares			Value

Energy — (continued)
6,900	Western Refining Inc	$	194,511

			4,064,812

Financial — 34.80%
17,700	Access National Corp (b)		230,100
3,900	AG Mortgage Investment Trust Inc REIT (a)		91,572
7,100	Apollo Investment Corp		59,356
50,900	Arbor Realty Trust Inc REIT		304,891
2,700	Asta Funding Inc		25,677
6,870	Atlanticus Holdings Corp (a)(b)		23,014
400	Bancfirst Corp		16,944
23,500	Banco Latinoamericano de Comercio Exterior SA		506,660
15,800	Boston Private Financial Holdings Inc		142,358
700	C&F Financial Corp		27,258
12,200	CapitalSource Inc		92,476
123,100	Cedar Realty Trust Inc REIT		649,968
18,200	Center Bancorp Inc		210,756
14,200	Central Pacific Financial Corp (a)		221,378
700	Century Bancorp Inc Class A		23,065
12,500	Citizens & Northern Corp		236,250
2,100	CorEnergy Infrastructure Trust REIT (a)		12,663
19,800	Crawford & Co Class B		158,004
13,200	Dime Community Bancshares Inc		183,348
3,000	East West Bancorp Inc		64,470
26,000	Extra Space Storage Inc REIT		946,140
6,900	FelCor Lodging Trust Inc REIT (a)		32,223
41,300	First American Financial Corp		994,917
1,300	First Community Bancshares Inc		20,761
11,400	First Defiance Financial Corp		218,766
11,200	First Financial Bankshares Inc (b)		436,912
2,500	First Financial Northwest Inc (a)		18,875
38,700	First Merchants Corp		574,308
23,300	Flagstar Bancorp Inc (a)		452,020
3,200	Fortegra Financial Corp (a)		28,448
7,900	Gain Capital Holdings Inc		32,311
29,300	Hanmi Financial Corp (a)		398,187
2,100	Home Loan Servicing Solutions Ltd		39,690
16,500	Homeowners Choice Inc (b)		343,035
3,900	Horizon Bancorp (b)		76,635
8,600	Horizon Technology Finance Corp		128,054
15,400	Imperial Holdings Inc (a)		68,530
34,400	Kite Realty Group Trust REIT		192,296
35,300	KKR Financial Holdings LLC (b)		372,768
20,600	Lakeland Financial Corp		532,304
83,100	Lexington Realty Trust REIT (b)		868,395
35,700	Maiden Holdings Ltd		328,083
11,000	MainSource Financial Group Inc		139,370
18,100	Mission West Properties Inc REIT		164,891
56,100	Monmouth Real Estate Investment Corp REIT Class A		581,196
50,600	National Financial Partners Corp (a)		867,284
73,500	National Penn Bancshares Inc		685,020
4,000	NGP Capital Resources Co		28,880

Shares			Value

Financial — (continued)
1,800	OceanFirst Financial Corp	$	24,750
19,600	One Liberty Properties Inc REIT (b)		397,684
2,600	Pacific Mercantile Bancorp (a)		16,354
18,100	Peoples Bancorp Inc		369,783
4,400	Phoenix Cos Inc (a)		108,812
2,100	Preferred Bank (a)		29,820
13,300	PrivateBancorp Inc		203,756
81,500	Prospect Capital Corp (b)		885,905
12,100	Protective Life Corp		345,818
3,900	Provident Financial Holdings Inc		68,250
3,200	Pulaski Financial Corp		28,640
22,100	Ramco-Gershenson Properties Trust REIT		294,151
36,100	Redwood Trust Inc REIT		609,729
29,100	Republic Bancorp Inc Class A		614,883
51,500	RLJ Lodging Trust REIT (b)		997,555
9,000	Rockville Financial Inc		116,100
27,300	Southwest Bancorp Inc (a)		305,760
15,400	Sovran Self Storage Inc REIT		956,340
47,200	STAG Industrial Inc REIT		848,184
9,300	Stewart Information Services Corp		241,800
16,200	Suffolk Bancorp (a)		212,220
2,600	Symetra Financial Corp		33,748
3,300	Taylor Capital Group Inc (a)(b)		59,565
15,000	THL Credit Inc		221,850
14,400	United Fire Group Inc		314,496
6,900	Washington Federal Inc		116,403
5,500	Washington Trust Bancorp Inc		144,705
24,900	West Bancorporation Inc		268,422
121,100	Wilshire Bancorp Inc (a)		710,857

			22,396,847

Industrial — 13.98%
700	Actuant Corp Class A		19,537
5,600	Advanced Energy Industries Inc (a)		77,336
23,300	Argan Inc		419,400
9,500	AZZ Inc		365,085
22,600	Ballantyne Strong Inc (a)		74,580
1,600	Bel Fuse Inc Class B		31,280
18,100	EnerSys Inc (a)		681,103
13,400	Flow International Corp (a)		46,900
14,000	FreightCar America Inc		313,880
28,100	Frontline Ltd (a)(b)		91,606
93,800	GenCorp Inc (a)(b)		858,270
13,200	Headwaters Inc (a)		112,992
13,300	Kadant Inc (a)		352,583
7,000	LB Foster Co Class A		304,080
48,900	Lihua International Inc (a)		214,671
30,000	LoJack Corp (a)		83,700
56,500	Louisiana-Pacific Corp (a)		1,091,580
23,500	Movado Group Inc		720,980
1,900	Mueller Industries Inc		95,057
5,200	NACCO Industries Inc Class A		315,588
45,500	Power-One Inc (a)(b)		187,005
13,400	RTI International Metals Inc (a)		369,304
3,200	Sparton Corp (a)		44,384
59,900	Taser International Inc (a)		535,506
4,200	Tech Data Corp (a)		191,226
16,800	Terex Corp (a)		472,248

 See Notes to Financial Statements.

 Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST INVESCO SMALL CAP VALUE FUND

Schedule of Investments

As of December 31, 2012

Shares			Value

Industrial — (continued)
26,300	TRC Cos Inc (a)	$	153,066
27,600	USG Corp (a)(b)		774,732

			8,997,679

Technology — 6.95%
6,000	Acxiom Corp (a)		104,760
37,300	Agilysys Inc (a)		312,201
58,600	Brocade Communications Systems Inc (a)		312,338
32,400	Cadence Design Systems Inc (a)		437,724
900	CSG Systems International Inc (a)		16,362
10,100	Digital River Inc (a)		145,339
5,300	Exar Corp (a)		47,170
1,000	Fair Isaac Corp		42,030
1,600	First Solar Inc (a)		49,408
91,800	FormFactor Inc (a)		418,608
33,800	Imation Corp (a)		157,846
31,100	Kulicke & Soffa Industries Inc (a)		372,889
16,400	Lexmark International Inc Class A (b)		380,316
14,700	Magnachip Semiconductor Corp (a)		234,024
2,000	Manhattan Associates Inc (a)		120,680
13,100	Pericom Semiconductor Corp (a)		105,193
34,400	Rosetta Stone Inc (a)		424,496
28,500	Rudolph Technologies Inc (a)		383,325
1,600	SolarWinds Inc (a)		83,920
19,800	Tessera Technologies Inc		325,116

			4,473,745

Utilities — 5.17%
6,600	Chesapeake Utilities Corp		299,640
2,800	Cleco Corp		112,028
8,200	Consolidated Water Co Ltd		60,680
24,600	El Paso Electric Co		784,986
11,200	Genie Energy Ltd Class B		79,520
1,200	Laclede Group Inc		46,332
9,600	PNM Resources Inc		196,896
7,100	Portland General Electric Co		194,256
21,400	Southwest Gas Corp		907,574
15,200	UNS Energy Corp		644,784

			3,326,696

TOTAL COMMON STOCK — 99.22% (Cost $57,113,741)		$	63,859,208

Principal Amount				Value

SECURITIES LENDING COLLATERAL
$	2,399,697	Undivided interest of 3.48% in a repurchase agreement (principal amount/value $69,100,000 with a maturity value of $69,100,691) with RBC Capital Markets Corp, 0.18%, dated 12/31/12, to be repurchased at $2,399,697 on 1/2/13, collateralized by various U.S. Government Agency Securities, 2.00% - 4.50%, 10/1/32 - 1/1/43, with a value of $70,482,000.	$	2,399,697

	50,535	Undivided interest of 2.53% in a repurchase agreement (principal amount/value $2,001,943 with a maturity value of $2,001,961) with HSBC Securities (USA) Inc, 0.16%, dated 12/31/12, to be repurchased at $50,535 on 1/2/13, collateralized by various U.S. Government Agency Securities, 0.00% - 9.38%, 1/15/13 - 3/17/31, with a value of $2,041,993.		50,535

	308,383	Undivided interest of 1.78% in a repurchase agreement (principal amount/value $17,377,120 with a maturity value of $17,377,265) with Merrill Lynch, Pierce, Fenner & Smith, 0.15%, dated 12/31/12, to be repurchased at $308,383 on 1/2/13, collateralized by U.S. Treasury, 0.38% - 4.13%, 6/30/13 - 8/15/19, with a value of $17,724,664.		308,383

	488,763	Undivided interest of 3.37% in a repurchase agreement (principal amount/value $14,518,150 with a maturity value of $14,518,311) with Credit Suisse Securities (USA) LLC, 0.20%, dated 12/31/12, to be repurchased at $488,763 on 1/2/13, collateralized by U.S. Treasury, 0.25% - 4.50%, 7/31/13 - 4/30/19, with a value of $14,808,548.		488,763

 See Notes to Financial Statements.

 Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST INVESCO SMALL CAP VALUE FUND

Schedule of Investments

As of December 31, 2012

Principal Amount			Value

Securities Lending Collateral — (continued)
$2,399,699	Undivided interest of 10.57% in a repurchase agreement (principal amount/value $22,700,000 with a maturity value of $22,700,277) with HSBC Securities (USA) Inc, 0.22%, dated 12/31/12, to be repurchased at $2,399,699 on 1/2/13, collateralized by U.S. Treasury, 0.00% - 10.63%, 8/15/15 - 11/15/42, with a value of $23,154,122.	$	2,399,699

8,642	Undivided interest of 2.50% in a repurchase agreement (principal amount/value $345,797 with a maturity value of $345,800) with Merrill Lynch, Pierce, Fenner & Smith, 0.15%, dated 12/31/12, to be repurchased at $8,642 on 1/2/13, collateralized by Federal National Mortgage Association, 0.50% - 6.00%, 8/9/13 - 4/18/36, with a value of $352,713.		8,642

Principal Amount			Value

Securities Lending Collateral — (continued)
$2,399,699	Undivided interest of 4.56% in a repurchase agreement (principal amount/value $52,650,000 with a maturity value of $52,650,556) with Merrill Lynch, Pierce, Fenner & Smith, 0.19%, dated 12/31/12, to be repurchased at $2,399,699 on 1/2/13, collateralized by Government National Mortgage Association, 3.50% - 4.00%, 8/15/41 - 6/20/42, with a value of $53,703,006.	$	2,399,699

TOTAL SECURITIES LENDING COLLATERAL — 12.52% (Cost $8,055,418)		$	8,055,418

SHORT TERM INVESTMENTS
1,223,000	Federal Farm Credit Banks Funding Corp 0.01%, 01/02/2013		1,223,000
200,000	U.S. Treasury Bills(c)(d) 0.12%, 03/14/2013		199,952

TOTAL SHORT TERM INVESTMENTS — 2.21% (Cost $1,422,952)		$	1,422,952

TOTAL INVESTMENTS — 113.95% (Cost $66,592,111)		$	73,337,578

OTHER ASSETS & LIABILITIES, NET — (13.95)%		$	(8,980,769)

TOTAL NET ASSETS — 100.00%		$	64,356,809

(a)	Non-income producing security.
(b)	A portion or all of the security is on loan at December 31, 2012.
(c)	All or a portion of the security position has been pledged as collateral to cover segregation requirements on open futures contracts.
(d)	All or a portion of the security has been segregated to cover initial margin requirements on open future contracts.
REIT	Real Estate Investment Trust

At December 31, 2012, the Fund held the following outstanding futures contracts:

Description	Number of Contracts	Currency	Notional Value	Expiration Date	Unrealized Appreciation
Russell 2000 Mini Long Futures	14	USD	$ 1,185,240	March 2013	$ 23,450

Security classes presented herein are not necessarily the same as those used for determining the Fund’s compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).

 See Notes to Financial Statements.

 Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

Statement of Assets and Liabilities

As of December 31, 2012

Great-West Invesco Small Cap Value Fund

ASSETS:
Investments in securities, fair value (including $7,803,470 of securities on loan)(a)	$73,337,578
Cash	19,275
Dividends receivable	75,335
Subscriptions receivable	10,407
Variation margin on futures contracts	30,687

Total Assets	73,473,282

LIABILITIES:
Payable to investment adviser	76,905
Payable upon return of securities loaned	8,055,418
Redemptions payable	984,150

Total Liabilities	9,116,473

NET ASSETS	$64,356,809

NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$608,155
Paid-in capital in excess of par	56,126,742
Net unrealized appreciation on investments and futures contracts	6,768,917
Accumulated net realized gain on investments and futures contracts	852,995

TOTAL NET ASSETS	$64,356,809

CAPITAL STOCK:
Authorized	110,000,000
Issued and Outstanding	6,081,553

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:	$10.58

(a) Cost of investments	$66,592,111

 See Notes to Financial Statements.

 Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

Statement of Operations

For the fiscal year ended December 31, 2012

Great-West Invesco Small Cap Value Fund

INVESTMENT INCOME:
Interest	$410
Income from securities lending	125,020
Dividends	1,732,239

Total Income	1,857,669

EXPENSES:
Management fees	885,376

Total Expenses	885,376

NET INVESTMENT INCOME	972,293

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments	6,132,721
Net realized gain on futures contracts	177,302

Net realized gain	6,310,023

Net change in unrealized appreciation on investments	3,717,398
Net change in unrealized appreciation on futures contracts	7,955

Net change in unrealized appreciation	3,725,353

Net Realized and Unrealized Gain on Investments and Futures Contracts	10,035,376

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$11,007,669

 See Notes to Financial Statements.

 Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the fiscal years ended December 31, 2012 and 2011

	2012	2011
Great-West Invesco Small Cap Value Fund

OPERATIONS:
Net investment income	$972,293	$337,899
Net realized gain	6,310,023	9,203,712
Net change in unrealized appreciation (depreciation)	3,725,353	(12,672,286)

Net Increase (Decrease) in Net Assets Resulting from Operations	11,007,669	(3,130,675)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1,729,764)	(331,454)
From net realized gains	(3,139,576)	(3,929,843)

Total Distributions	(4,869,340)	(4,261,297)

CAPITAL SHARE TRANSACTIONS:
Shares sold	10,567,073	15,091,429
Shares issued in reinvestment of distributions	4,869,340	4,261,297
Shares redeemed	(17,118,419)	(23,877,223)

Net Decrease in Net Assets Resulting from Capital Share Transactions	(1,682,006)	(4,524,497)

Total Increase (Decrease) in Net Assets	4,456,323	(11,916,469)

NET ASSETS:
Beginning of year	59,900,486	71,816,955

End of year	$64,356,809	$59,900,486

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold	997,385	1,443,882
Shares issued in reinvestment of distributions	465,942	443,872
Shares redeemed	(1,591,929)	(2,170,867)

Net Decrease	(128,602)	(283,113)

 See Notes to Financial Statements.

 Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Fiscal Years Ended December 31,
	2012		2011	2010	2009	2008(a)
Great-West Invesco Small Cap Value Fund - Initial Class

NET ASSET VALUE, BEGINNING OF YEAR	$9.65		$11.06	$8.45	$7.06	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.16	(b)	0.06	0.07	0.07	0.05
Net realized and unrealized gain (loss)	1.62		(0.73)	2.61	1.39	(2.94)

Total From Investment Operations	1.78		(0.67)	2.68	1.46	(2.89)

LESS DISTRIBUTIONS:
From net investment income	(0.30)		(0.06)	(0.07)	(0.07)	(0.05)
From net realized gains	(0.55)		(0.68)	–	–	–

Total Distributions	(0.85)		(0.74)	(0.07)	(0.07)	(0.05)

NET ASSET VALUE, END OF YEAR	$10.58		$9.65	$11.06	$8.45	$7.06

TOTAL RETURN(c)	18.58%		(6.02%)	31.76%	20.87%	(28.84%)	(d)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year ($000)	$64,357		$59,900	$71,817	$141,031	$145,850
Ratio of expenses to average net assets	1.40%		1.40%	1.40%	1.40%	1.40%	(e)
Ratio of net investment income to average net assets	1.54%		0.53%	0.50%	1.25%	1.24%	(e)
Portfolio turnover rate	104%		127%	86%	95%	66%	(d)

(a)	The Fund’s inception date was May 15, 2008.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Not annualized for periods less than one full year.
(e)	Annualized.

 See Notes to Financial Statements.

 Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST INVESCO SMALL CAP VALUE FUND

Notes to Financial Statements

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (the Great-West Funds) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds changed its name from Maxim Series Fund, Inc. on September 24, 2012 and presently consists of sixty-four funds. Interests in the Great-West Invesco Small Cap Value Fund (the Fund) are included herein and are represented by a separate class of beneficial interest of the Great-West Funds. Effective May 1, 2012, Maxim Small-Cap Value Portfolio’s name changed to Maxim Invesco Small Cap Value Portfolio, which subsequently changed to Great-West Invesco Small Cap Value Fund on September 24, 2012. The investment objective of the Fund is to seek long-term capital growth. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of the Great-West Funds.

The Fund offers two share classes, referred to as the Initial Class and Class L. This report includes information for the Initial Class; Class L has not yet been capitalized.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Net Asset Value

The net asset value of each class of the Fund’s shares is determined by dividing the net assets attributable to each class of the Fund by the number of issued and outstanding shares of each class of the Fund on each business day.

Security Valuation

The value of assets in the Fund is determined as of the close of trading on each valuation date.

Short-term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value. Short-term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be model priced or priced on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Foreign exchange rates are determined by utilizing the New York closing rates.

Foreign securities are generally valued using an adjusted systematic fair value price from an independent pricing service.

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are

  Annual Report - December 31, 2012

implemented. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs

Equity Investments:
Common Stock (Domestic and Foreign)	Exchange traded close price, bids, evaluated bids, open and close price of local exchange, exchange rates, fair values based on significant market movement and various index data.

Securities Lending Collateral (Repurchase Agreements)	Maturity date and credit quality.

Short Term Investments	Maturity date and credit quality.

Derivative Investments:
Futures Contracts	Exchange traded close price.

The Fund classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets. The fair value for some Level 2 securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data.

As of December 31, 2012, the inputs used to value the Fund’s investments are detailed in the following table. The Fund recognizes transfers between levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the year.

	Level 1	Level 2	Level 3	Total
Assets
Equity Investments:
Domestic Common Stock	$61,583,988	$—	$—	$61,583,988
Foreign Common Stock	2,275,220	—	—	2,275,220
Securities Lending Collateral	—	8,055,418	—	8,055,418
Short Term Investments	—	1,422,952	—	1,422,952
Derivative Investments:
Futures Contracts	23,450	—	—	23,450

Total Investments(a)	$63,882,658	$9,478,370	$0	$73,361,028

(a) Further	breakdown of the Fund’s sector and industry classifications is included in the Schedule of Investments.

Futures Contracts are reported at the security’s unrealized appreciation/(depreciation), which represents the change in the contract’s value from trade date.

Annual Report - December 31, 2012

Risk Factors

Investing in the Fund may involve certain risks including, but not limited to, the following.

Unforeseen developments in market conditions may result in the decline of prices of, and the income generated by, the securities held by the Fund. These events may have adverse effects on the Fund such as a decline in the value and liquidity of many securities held by the Fund, and a decrease in net asset value. Such unforeseen developments may limit or preclude the Fund’s ability to achieve its investment objective.

Investing in stocks may involve larger price fluctuation and greater potential for loss than other types of investments. This may cause the securities held by the Fund to be subject to larger short-term declines in value.

The Fund may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Fund to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

Financial Futures Contracts

Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. When the Fund enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

The Fund, along with certain other funds of the Great-West Funds, may hold repurchase agreement positions as a form of security lending collateral, that are jointly collateralized by various U.S. Government or U.S. Government Agency securities.

Dividends

Dividends from net investment income of the Fund, if any, are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Fund, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection.

Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

  Annual Report - December 31, 2012

Federal Income Taxes

The Fund’s policy complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and the Fund intends to distribute substantially all of its net taxable income and net capital gains, if any, each year. The Fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income taxes or excise tax provision is required.

As of and during the year ended December 31, 2012, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year, the Fund did not incur any interest or penalties.

The Fund files U.S. Federal and Colorado tax returns. The statute of limitations on the Fund’s U.S. Federal tax returns remain open for the fiscal years ended 2009 through 2012. The statute of limitations on the Fund’s Colorado tax returns remain open for an additional year.

Application of Recent Accounting Pronouncements

In April 2011, the Financial Accounting Standards Board issued ASU No. 2011-03 “Transfers and Servicing (Topic 860): Reconsideration of Effective Control for Repurchase Agreements” (ASU No. 2011-03). ASU No. 2011-03 removes from the assessment of effective control the criterion requiring a transferor to have the ability to repurchase or redeem the financial assets transferred in a repurchase arrangement. This requirement was one of the criterions under ASU topic 860 that entities used to determine whether a transferor maintained effective control. Entities are still required to consider all the effective control criterion under ASU topic 860; however, the elimination of this requirement may lead to more conclusions that a repurchase agreement should be accounted for as a secured borrowing rather than a sale. ASU No. 2011-03 is effective for the interim or annual periods beginning on or after December 15, 2011. The Fund adopted ASU No. 2011-03 for its fiscal year beginning January 1, 2012. The adoption of ASU No. 2011-03 did not have an impact on the Fund’s financial position or the results of its operations.

In May 2011, the Financial Accounting Standards Board issued ASU No. 2011-04 “Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurements and Disclosure Requirements in U.S. GAAP and IFRSs” (ASU No. 2011-04). ASU No. 2011-04 does not extend the use of the existing concept or guidance regarding fair value. It results in common fair value measurements and disclosures between accounting principles generally accepted in the United States and those of International Financial Reporting Standards. ASU No. 2011-04 expands disclosure requirements for Level 3 inputs to include a quantitative description of the unobservable inputs used, a description of the valuation process used and a qualitative description about the sensitivity of the fair value measurements. ASU No. 2011-04 is effective for interim or annual periods beginning on or after December 15, 2011. The Fund adopted ASU No. 2011-04 for its fiscal year beginning January 1, 2012. The adoption of ASU No. 2011-04 did not have an impact on the Fund’s financial position or the results of its operations.

In December 2011, the Financial Accounting Standards Board issued ASU No. 2011-11 “Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities” (ASU No. 2011-11). ASU No. 2011-11 requires an entity to enhance disclosures about financial and derivative instrument offsetting arrangements or similar arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. ASU No. 2011-11 is effective for interim or annual periods beginning on or after January 1, 2013. The Fund will adopt ASU No. 2011-11 for its fiscal year beginning January 1, 2013. At this time, the Fund is evaluating the impact, if any, of ASU No. 2011-11 on the financial statements and related disclosures.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), formerly known as GW Capital Management, LLC, a wholly-owned subsidiary of GWL&A. As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 1.40% of the average daily net assets of the Fund. The management fee encompasses fund operation expenses. The Adviser and Great-West Funds have entered into a sub-advisory agreement with Invesco Advisers, Inc. The Fund is not responsible for payment of the sub-advisory fees.

  Annual Report - December 31, 2012

GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund.

The total compensation paid to the independent directors with respect to all sixty-four funds for which they serve as Directors was $238,800 for the year ended December 31, 2012. Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds.

3.	PURCHASES AND SALES OF INVESTMENT SECURITIES

For the year ended December 31, 2012, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $64,459,441 and $68,957,989, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.

4.	UNREALIZED APPRECIATION (DEPRECIATION)

At December 31, 2012, the U.S. Federal income tax cost basis was $67,079,509. The Fund had gross appreciation of securities in which there was an excess of value over tax cost of $9,018,584 and gross depreciation of securities in which there was an excess of tax cost over value of $2,760,515 resulting in net appreciation of $6,258,069.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

As the Fund may at times hold cash, in an effort to minimize the tracking error relative to the Fund’s benchmark index, the Fund may at times use index futures contracts in order to maintain index returns for that cash component. The Fund seeks to use index futures contracts which are most correlated to the benchmark index and exhibit sufficient liquidity. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations.

Valuation of derivative instruments as of December 31, 2012 is as follows:

Asset Derivatives
Derivatives Not Accounted for as Hedging Instruments	Statement of Assets and Liabilities Location	Value

futures contracts	Net unrealized appreciation on investments and futures contracts	$23,450(a)

(a)	Includes cumulative appreciation of futures contracts as reported in the Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The effect of derivative instruments for the year ended December 31, 2012 is as follows:

	Net Realized Gain/Loss		Net Unrealized Gain/Loss
Derivatives Not Accounted for as Hedging Instruments	Statement of Operations Location	Value	Statement of Operations Location	Value

futures contracts	Net realized gain on futures contracts	$177,302	Net change in unrealized appreciation on futures contracts	$7,955

The Fund held an average of 13 futures contracts for the reporting period.

6.	SECURITIES LOANED

The Fund has entered into a securities lending agreement with its custodian. Under the terms of the agreement the Fund receives income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Fund

Annual Report - December 31, 2012

against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of December 31, 2012 the Fund had securities on loan valued at $7,803,470 and received collateral of $8,055,418 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral. Additional information regarding the Fund’s securities on loan is included in the Schedule of Investments.

7. DISTRIBUTIONS TO SHAREHOLDERS

Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book and tax basis differences. The differences may include but are not limited to the following: wash sales, distribution adjustments, adjustments to the accounting treatment of partnerships, adjustments for Passive Foreign Investment Corporation securities and adjustments for Real Estate Investment Trust securities. The differences have no impact on net assets or the results of operations. The character of dividends and distributions made during the fiscal year from net investment income and/or realized gains may differ from their ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

For the year ended December 31, 2012, the Fund reclassified permanent book and tax differences of:

Paid-in Capital	Overdistributed Net Investment Income	Accumulated Net Realized Gain on Investments
$–	$757,471	$(757,471)

The tax character of distributions paid during the years ended December 31, 2012 and 2011 were as follows:

	2012	2011
Distributions paid from:
Ordinary Income	$1,729,764	$319,604
Long-term capital gain	3,139,576	3,941,693

	$4,869,340	$4,261,297

As of December 31, 2012, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$180,333
Undistributed capital gains	1,183,510

Net accumulated earnings	1,363,843

Net unrealized appreciation on investments	6,258,069
Capital loss carryforward	–
Post-October losses	–

Tax composition of capital	$7,621,912

Under the Regulated Investment Company Modernization Act of 2010, net capital losses realized in taxable years beginning after December 22, 2010 may be carried forward indefinitely, and the character of the losses is retained as short-term and/or long-term.

  Annual Report - December 31, 2012

8. TAX	INFORMATION (unaudited)

Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended December 31, 2012, 63% qualifies for the dividend received deduction available to the Fund’s corporate shareholders.

  Annual Report - December 31, 2012

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholders of Great-West Funds, Inc.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Great-West Invesco Small Cap Value Fund (formerly, Maxim Small-Cap Value Portfolio), one of the funds of Great-West Funds, Inc. (formerly, Maxim Series Fund, Inc.) (the “Great-West Funds”) as of December 31, 2012, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended and the period from May 15, 2008 (inception) to December 31, 2008. These financial statements and financial highlights are the responsibility of Great-West Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. Great-West Funds is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of Great-West Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2012, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Great-West Invesco Small Cap Value Fund of Great-West Funds, Inc. as of December 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended and the period from May 15, 2008 (inception) to December 31, 2008, in conformity with accounting principles generally accepted in the United States of America.

/s/ DELOITTE & TOUCHE LLP

Denver, Colorado

February 22, 2013

Fund Directors and Officers

Great-West Funds, Inc. (“Great-West Funds”) is organized under Maryland law, and is governed by the Board of Directors (the “Board”). The Board is responsible for overall management of Great-West Funds’ business affairs. The Board meets at least four times during the year to, among other things, review a wide variety of matters affecting Great-West Funds, including performance, compliance matters, advisory fees and expenses, service providers, and other business affairs. Each Director oversees 64 funds, each of which is a series of Great-West Funds. The business address of each Director and officer is 8515 East Orchard Road, Greenwood Village, Colorado 80111. The following table provides information about each of the Directors and executive officers of Great-West Funds.

Independent Directors*
Name, Address, and Age	Position(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Gail H. Klapper 8515 East Orchard Road, Greenwood Village, CO 80111 1943	Independent Director	Since 2007	Managing Attorney, Klapper Law Firm; Member, The Colorado Forum; President, Ward Lake, Inc.; Manager, 6K Ranch, LLC	64	Director, Guaranty Bancorp
Stephen G. McConahey 8515 East Orchard Road, Greenwood Village, CO 80111 1943	Independent Director	Since 2011	Chairman, SGM Capital, LLC; Partner, Iron Gate Capital, LLC; Director, The IMA Financial Group, Inc.	64	Director, Guaranty Bancorp

Sanford Zisman 8515 East Orchard Road, Greenwood Village, CO 80111 1939	Lead Independent Director	Since 1982	Attorney, Law Firm of Zisman, Ingraham & Mong, P.C.	64	N/A

Interested Directors**
Name, Address, and Age	Position(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Mitchell T.G. Graye 8515 East Orchard Road, Greenwood Village, CO 80111 1955	Chairman, President & Chief Executive Officer	Since 2000 (as Director) Since 2008 (as Chairman) Since 2008 (as President and Chief Executive Officer)	President and Chief Executive Officer, Great-West Life & Annuity Insurance Company, Great-West Life & Annuity Insurance Company of New York, and GWL&A Financial, Inc.; President and Chief Executive Officer, U.S. Operations, The Great-West Life Assurance Company, The Canada Life Assurance Company, Crown Life Insurance Company, and London Life Insurance Company	64	N/A
Charles P. Nelson 8515 East Orchard Road, Greenwood Village, CO	Director	Since 2008	President, Retirement Services, Great-West Life & Annuity Insurance Company and Great-West Life & Annuity Insurance Company of New York; Chairman and President, Advised Assets Group, LLC, EMJAY Corporation,	64	N/A

80111 1961			and FASCore, LLC; Chairman, President and Chief Executive Officer, GWFS Equities, Inc.; Manager, Great-West Capital Management, LLC

Officers
Name, Address, and Age	Position(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Beverly A. Byrne 8515 East Orchard Road, Greenwood Village, CO 80111 1955	Chief Legal Counsel & Chief Compliance Officer	Since 2004 (as Chief Compliance Officer) Since 2011 (as Chief Legal Counsel)

Chief Compliance Officer, Chief Legal Counsel, Financial Services, Great-West Life & Annuity Insurance Company and Great-West Life & Annuity Insurance Company of New York; Chief Compliance Officer, U.S. Operations, The Great-West Life Assurance Company, The Canada Life Assurance Company, Crown Life Insurance Company, and London Life Insurance Company; Secretary and Chief Compliance Officer, GWFS Equities, Inc.; Chief Compliance Officer, Advised Assets Group, LLC; Chief Legal Officer and Secretary, FASCore, LLC; Chief Legal Counsel & Chief Compliance Officer, Great-West Capital Management, LLC; formerly, Secretary, Great-West Capital Management, LLC and Great-West Funds

				N/A	N/A
John A. Clouthier	Assistant Treasurer	Since 2007	Director, Fund Administration, Great-	N/A	N/A

8515 East Orchard Road, Greenwood Village, CO 80111 1967			West Life & Annuity Insurance Company; Assistant Treasurer, Great-West Capital Management, LLC
Jill A. Kerschen 8515 East Orchard Road, Greenwood Village, CO 80111 1975	Assistant Treasurer	Since 2008	Senior Manager, Fund Financial & Tax Reporting, Great-West Life & Annuity Insurance Company; Assistant Treasurer, Great-West Capital Management, LLC	N/A	N/A
Ryan L. Logsdon 8515 East Orchard Road, Greenwood Village, CO 80111 1974	Assistant Vice President, Counsel & Secretary	Since 2010	Assistant Vice President & Counsel, Great-West Life & Annuity Insurance Company; Assistant Vice President, Counsel & Secretary, Great-West Capital Management, LLC; formerly, Assistant Secretary, Great-West Capital Management, LLC and Great-West Funds	N/A	N/A
Mary C. Maiers 8515 East Orchard Road, Greenwood Village, CO 80111	Chief Financial Officer & Treasurer	Since 2008 (as Treasurer) Since 2011 (as Chief Financial Officer)	Vice President, Investment Operations, Great-West Life & Annuity Insurance Company and Great-West Life & Annuity Insurance Company of New York; Vice President and Treasurer, GWFS Equities, Inc. and Great-West Trust Company, LLC; Chief Financial Officer & Treasurer, Great-West Capital	N/A	N/A

1967			Management, LLC; formerly Investment Operations Compliance Officer, Great-West Capital Management, LLC and Great-West Funds
David G. McLeod 8515 East Orchard Road, Greenwood Village, CO 80111 1962	Managing Director	Since 2012	Senior Vice President, Product Management, Great-West Life & Annuity Insurance Company; Manager, Vice President and Managing Director, Advised Assets Group, LLC; Managing Director, Great-West Capital Management, LLC	N/A	N/A
Joel L. Terwilliger 8515 East Orchard Road, Greenwood Village, CO 80111 1968	Assistant Chief Compliance Officer	Since 2011	Managing Counsel, Great-West Life & Annuity Insurance Company; Secretary, Advised Assets Group, LLC; Assistant Chief Compliance Officer, Great-West Capital Management, LLC	N/A	N/A

*A Director who is not an “interested person” of Great-West Funds (as defined in the Investment Company Act of 1940, as amended) is referred to as an “Independent Director.”

**An “Interested Director” refers to a Director who is an “interested person” of Great-West Funds (as defined in the Investment Company Act of 1940, as amended) by virtue of their affiliation with either Great-West Funds or Great-West Capital Management, LLC.

Additional information about Great-West Funds and its Directors is available in the Great-West Funds’ Statement of Additional Information (“SAI”), which can be obtained free of charge upon request to: Secretary, Great-West Funds, Inc., 8525 East Orchard Road, Greenwood Village, Colorado 80111; (866) 831-7129. The SAI is also available on the Fund’s web site at http://www.greatwestfunds.com.

Availability of Quarterly Fund Schedule

Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Great-West Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

ITEM 2.   CODE OF ETHICS.

(a)

As of the end of the period covered by this report, the registrant has adopted a Code of Ethics (the “Code of Ethics”) that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	For purposes of this Item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)	Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)	Accountability for adherence to the code.

(c)	During the period covered by this report, there have been no substantive amendments made to the registrant’s Code of Ethics.

(d)	During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.

(f)	A copy of the Code of Ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT.

Mr. Sanford Zisman is the audit committee financial expert and is “independent,” pursuant to general instructions on Form N-CSR, Item 3.

An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Directors.

ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)

Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $610,000 for fiscal year 2011 and $638,600 for fiscal year 2012.

(b)

Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were: $79,500 for fiscal year 2011 and $79,500 for fiscal year 2012. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits and administrative services related to the audit.

(c)

Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $263,400 for fiscal year 2011 and $0 for fiscal year 2012. The nature of the services comprising the fees disclosed under this category involved tax return preparation, spillover dividend assistance, reconciliation of book capital accounts, and dividend assistance.

(d)

All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e) (1) Audit	Committee’s Pre-Approval Policies and Procedures.

Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to Great-West Funds by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for Great-West Funds if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for Great-West Funds that is responsible for the financial reporting or operations of Great-West Funds was employed by those auditors and participated in any capacity in an audit of Great-West Funds during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.

Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to Great-West Funds by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)1 provided that Great-West Funds’ auditors will not provide the following non-audit services to Great-West Funds: (a) bookkeeping or other services related to the accounting records or financial statements of Great-West Funds; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.2

Pre-approval with respect to Non-Fund Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of Great-West Funds (except those within applicable de minimis statutory or regulatory exceptions)3 to be provided by Great-West Funds’ auditors to (a) Great-West Funds’ investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West

1 pre-approval is required as to non-audit services provided to Great-West Funds if: (a) the aggregate amount of all non-audit services provided to Great-West Funds constitute not more than 5% of the total amount of revenues paid by Great-West Funds to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

2 With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client’s financial statements.

3 For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to Great-West Funds, Great-West Funds’ investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

Funds.4 The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.

Delegation. The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee’s members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.

(e)	(2)

100% of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the Audit Committee, and no such services were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not Applicable.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2011 equaled $2,329,700 and for fiscal year 2012 equaled $1,680,600.

(h)

The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.   INVESTMENTS.

(a)	The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

4 No pre-approval is required by the Audit Committee as to non-audit services provided to any Great-West Funds sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with Great-West Funds’ primary investment adviser.

ITEM 7.   DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.   PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.   PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors as described in general instructions on Form N-CSR, Item 10.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)          (1)  Code of Ethics required by Item 2 of Form N-CSR is filed herewith.

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

(3) Not applicable.

(b) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

GREAT-WEST FUNDS, INC.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Date:	February 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Date:	February 26, 2013

By:	/s/ M.C. Maiers
M.C. Maiers
Chief Financial Officer & Treasurer

Date:	February 26, 2013